Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,191,860
Previously Paid Amount	0.00
Total Fee Amount	1,866.57
Total Offset Amount	0.00
Net Fee	1,866.57
Narrative - Max Aggregate Offering Price	$ 12,191,860
Final Prospectus	true